U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20594

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of form before preparing form.
                              Please print or type.

1.   Name and address of issuer:
     Capital World Growth and Income Fund, Inc.
     333 South Hope Street
     Los Angeles, CA 90071

2. Name of each series or class of funds for which this notice is filed (if the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):                 X

3.   Investment  Company Act File Number:  811-7338
     Securities Act File Number:           33-54444

4(a).Last day of fiscal  year for which this Form is filed:
     November  30,  2004

4(b)._Check box if this notice is being filed late [i.e., more than 90 calendar days after the end of the issuer's fiscal year (See Instruction A.2)]

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). _ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                 $12,199,735,000

     (ii) Aggregate  price of  securities  redeemed  or
          repurchased  during the fiscal year:                    $1,927,676,000

     (iii)Aggregate price of securities redeemed or
          repurchased during any prior fiscal  year  ending no
          earlier  than  October  11, 1995 that were not
          previously used to reduce registration fees payable
          to  the Commission:                                                 $0

     (iv) Total available redemption credits
          [add items 5(ii) and 5(iii)]:                           $1,927,676,000

     (v)  Net sales -- if Item 5(i) is greater  than Item 5(iv)
          [subtract  Item 5(iv) from Item 5(i)]:                 $10,272,059,000

     (vi) Redemption  credits  available for use in future years if item 5(i) is less than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:                                            $(0)

     (vii)Multiplier for determining  registration fee (See
          Instruction  C.9):                                           x.0001177

     (viii) Registration  fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                  $1,209,021.34

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

7.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                +$_________

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                        =$1,209,021.34

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
     CIK #894005  January 28, 2005

     Method of delivery:
     X    Wire transfer
     _    Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Vincent P. Corti
                                    Vincent P. Corti
                                    Secretary

Date   January 28, 2005

* Please print the name and title of the signing officer below the signature.